Consolidated Statement of Changes in Equity - USD ($)		Total	Series K Preferred Stock [Member]	Series S Preferred Stock [Member]		Common Stock [Member]	Preferred Stock Including Additional Paid in Capital [Member]	Preferred Stock Including Additional Paid in Capital [Member] Series K Preferred Stock [Member]	Preferred Stock Including Additional Paid in Capital [Member] Series S Preferred Stock [Member]	[4]	Common Stock Including Additional Paid in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Cash dividends declared [Abstract]
Preferred stock (a)
Beginning Balance (in shares) at Dec. 31, 2013						533,000,000
Common Stock [Abstract]
Common stock activity, shares						1,000,000
Treasury stock activity, shares						(11,000,000)
Ending Balance, (in shares) at Dec. 31, 2014						523,000,000
Common Stock, Beginning Balance at Dec. 31, 2013						$ 2,698,000,000
Capital surplus - Preferred Stock, Beginning Balance at Dec. 31, 2013							$ 3,941,000,000
Capital surplus - Common Stock, Beginning Balance at Dec. 31, 2013											$ 12,416,000,000
Retained Earnings, Beginning Balance at Dec. 31, 2013												$ 23,253,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance at Dec. 31, 2013		436,000,000											$ 436,000,000
Treasury Stock, Beginning Balance at Dec. 31, 2013														$ (408,000,000)
Noncontrolling interests, Beginning Balance at Dec. 31, 2013															$ 1,703,000,000
Total Equity, Beginning Balance at Dec. 31, 2013		44,039,000,000
Common Stock [Abstract]
Net income		4,207,000,000										4,184,000,000			23,000,000
Other comprehensive income (loss), net of tax		67,000,000											67,000,000
Cash dividends declared [Abstract]
Common		(1,000,000,000)										(1,000,000,000)
Preferred		(232,000,000)										(232,000,000)
Preferred stock discount accretion							5,000,000					(5,000,000)
Common stock activity		88,000,000				7,000,000					81,000,000
Treasury stock activity		(1,008,000,000)									14,000,000			(1,022,000,000)
Other		(87,000,000)									116,000,000				(203,000,000)
Common Stock, Ending Balance at Dec. 31, 2014						$ 2,705,000,000
Capital surplus - Preferred Stock, Ending Balance at Dec. 31, 2014							3,946,000,000
Capital surplus - Common Stock, Ending Balance at Dec. 31, 2014											12,627,000,000
Retained Earnings, Ending Balance at Dec. 31, 2014												26,200,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance at Dec. 31, 2014		503,000,000											503,000,000
Treasury Stock, Ending Balance at Dec. 31, 2014														(1,430,000,000)
Noncontrolling interests, Ending Balance at Dec. 31, 2014															1,523,000,000
Total Equity, Ending Balance at Dec. 31, 2014		46,074,000,000
Cash dividends declared [Abstract]
Preferred stock (a)	[1]
Preferred stock redemption, shares	[2]		50,000
Beginning Balance (in shares) at Dec. 31, 2014						523,000,000
Common Stock [Abstract]
Common stock activity, shares						1,000,000
Treasury stock activity, shares						(20,000,000)
Ending Balance, (in shares) at Dec. 31, 2015						504,000,000
Common Stock, Beginning Balance at Dec. 31, 2014						$ 2,705,000,000
Capital surplus - Preferred Stock, Beginning Balance at Dec. 31, 2014							3,946,000,000
Capital surplus - Common Stock, Beginning Balance at Dec. 31, 2014											12,627,000,000
Retained Earnings, Beginning Balance at Dec. 31, 2014												26,200,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax, Beginning Balance at Dec. 31, 2014		503,000,000											503,000,000
Treasury Stock, Beginning Balance at Dec. 31, 2014														(1,430,000,000)
Noncontrolling interests, Beginning Balance at Dec. 31, 2014															1,523,000,000
Total Equity, Beginning Balance at Dec. 31, 2014		46,074,000,000
Common Stock [Abstract]
Net income		4,143,000,000										4,106,000,000			37,000,000
Other comprehensive income (loss), net of tax		(373,000,000)											(373,000,000)
Cash dividends declared [Abstract]
Common		(1,038,000,000)										(1,038,000,000)
Preferred		(219,000,000)										(219,000,000)
Preferred stock discount accretion							6,000,000					(6,000,000)
Common stock activity		49,000,000				3,000,000					46,000,000
Treasury stock activity		(1,994,000,000)									(56,000,000)			(1,938,000,000)
Other		(162,000,000)									128,000,000				(290,000,000)
Common Stock, Ending Balance at Dec. 31, 2015		2,708,000,000				$ 2,708,000,000
Capital surplus - Preferred Stock, Ending Balance at Dec. 31, 2015							3,452,000,000
Capital surplus - Common Stock, Ending Balance at Dec. 31, 2015											12,745,000,000
Retained Earnings, Ending Balance at Dec. 31, 2015		29,043,000,000										29,043,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance at Dec. 31, 2015		130,000,000											130,000,000
Treasury Stock, Ending Balance at Dec. 31, 2015		3,368,000,000												(3,368,000,000)
Noncontrolling interests, Ending Balance at Dec. 31, 2015		1,270,000,000													1,270,000,000
Total Equity, Ending Balance at Dec. 31, 2015		45,980,000,000
Cash dividends declared [Abstract]
Preferred stock redemption, value	[2]		$ (500,000,000)
Depositary Shares	[2]		500,000
Preferred stock redemption, value		(500,000,000)						$ (500,000,000)
Preferred stock (a)	[3]
Preferred Stock, Par or Stated Value Per Share		$ 1
Treasury stock activity, shares						(19,000,000)
Ending Balance, (in shares) at Dec. 31, 2016						485,000,000
Common Stock [Abstract]
Net income		$ 3,985,000,000										3,903,000,000			82,000,000
Other comprehensive income (loss), net of tax		(395,000,000)											(395,000,000)
Cash dividends declared [Abstract]
Common		(1,061,000,000)										(1,061,000,000)
Preferred		(209,000,000)										(209,000,000)
Preferred stock discount accretion							6,000,000					(6,000,000)
Common stock activity		19,000,000				$ 1,000,000					18,000,000
Treasury stock activity		(1,829,000,000)									(131,000,000)			(1,698,000,000)
Other		(155,000,000)									42,000,000				(197,000,000)
Common Stock, Ending Balance at Dec. 31, 2016		2,709,000,000				$ 2,709,000,000
Capital surplus - Preferred Stock, Ending Balance at Dec. 31, 2016							$ 3,977,000,000
Capital surplus - Common Stock, Ending Balance at Dec. 31, 2016											$ 12,674,000,000
Retained Earnings, Ending Balance at Dec. 31, 2016		31,670,000,000										$ 31,670,000,000
Accumulated Other Comprehensive Income (Loss), Net of Tax, Ending Balance at Dec. 31, 2016		(265,000,000)											$ (265,000,000)
Treasury Stock, Ending Balance at Dec. 31, 2016		5,066,000,000												$ (5,066,000,000)
Noncontrolling interests, Ending Balance at Dec. 31, 2016		1,155,000,000													$ 1,155,000,000
Total Equity, Ending Balance at Dec. 31, 2016		46,854,000,000
Cash dividends declared [Abstract]
Preferred stock issuance, shares	[4]			5,250
Preferred stock issuance, value		519,000,000							$ 519,000,000
Preferred stock (a)	[3]
Preferred Stock, Par or Stated Value Per Share		$ 1		$ 1	[4]

[1]	The par value of our preferred stock outstanding was less than $.5 million at each date and, therefore, is excluded from this presentation.
[2]
On May 4, 2015, we redeemed all 50,000 shares of our Series K preferred stock, as well as all 500,000 Depositary Shares representing fractional interests in such shares, resulting in net outflow of $500 million.

[3]	Par value less than $.5 million at each date.
[4]	On November 1, 2016, PNC issued 5,250 shares of Series S preferred stock with a $1 par value.